Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Employee Benefit Plans

Note 11. Employee Benefit Plans

        Discretionary contributions to qualified profit sharing and non-qualified deferred compensation plans were made in the amount of $13 million, $12 million and $10 million for the years ended December 31, 2013, 2012 and 2011, respectively.